DWS Investment Management Americas, Inc.

5201 Gate Parkway

Jacksonville, FL 32256

January 26, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF (“Funds”), each a series of DBX ETF Trust (“Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 472 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 25, 2021.

Any comments or questions on this filing should be directed to the undersigned at (904) 520-5290.

Very truly yours,

/s/Lauren Ryan

Lauren Ryan

Assistant Vice President

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert LLP